Leases (Details) - Jun. 30, 2023	USD ($)	CNY (¥)
Leases [Abstract]
2023(remaining six months)	$ 176,551	¥ 1,275,719
2024	173,312	1,252,317
2025	133,200	962,477
2026	80,239	579,793
Total lease payments	563,302	4,070,306
Less: Interest	(96,146)	(694,731)
Present value of lease liabilities	$ 467,156	¥ 3,375,575